Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Business Combination

NOTE 2—BUSINESS COMBINATIONS

Blackstone Acquisition

As described in Note 1, the Merger was completed on November 16, 2012 and was financed by a combination of equity invested by affiliates of The Blackstone Group, certain co-investors, the Company’s management and certain employees and borrowings under senior credit facilities. The Company’s management and certain employees invested approximately $155,160,000, primarily in the form of a reinvestment of their equity in APX and 2GIG. Cash investments were used to repay all outstanding borrowings under the Predecessor’s secured credit facilities, pay Predecessor stockholders, purchase equity units of 313 Acquisition LLC and pay transaction fees and expenses. As part of the Merger, as of September 30, 2013, there was $28,428,000 held in escrow and presented as restricted cash in the accompanying financial statements for payments to employees that will be due in the three years following the Merger.

At the time of the Transactions, approximately $54,300,000 was placed in escrow to cover potential adjustments to the total purchase consideration associated with general representations and warranties and adjustments to tangible net worth, in accordance with the terms of the Merger’s escrow agreement. This amount is included in the total purchase consideration discussed below. The remaining escrow balance, after all adjustments are made in accordance with the escrow agreement, is expected to be paid to the former Company stockholders no later than the second quarter of 2014. Because these amounts held in escrow are not controlled by the Company, they are not included in the accompanying unaudited condensed consolidated balance sheets.

Consideration Transferred

The determination of the final purchase price is subject to potential adjustments, primarily related to the finalization of income taxes and the escrow amounts discussed above. The following table summarizes the preliminary components of cash paid to acquire the Company (in thousands):

Revolving line of credit	$10,000
Issuance of bonds, net of issuance costs	1,246,646
Contributed equity	713,821
Less: Transaction costs	(31,540)
Less: Net worth adjustment	(3,289)

Total consideration transferred	$1,935,638

The preliminary purchase price of approximately $1,935,638,000 includes the purchase of all outstanding stock, settlement of the Predecessor’s debt, settlement of stock-based awards, payments to employees under long-term incentive arrangements, transaction fees and expenses and purchase of subscriber accounts held by third parties. Payments to employees consisted of payments to officers, employees and directors as change in control payments and special retention bonuses. On the date of the Transactions, the Company paid $28,428,000 or 50% of the amount due to employees under long-term incentive arrangements. The remaining 50% will be paid in two equal payments on the second and third anniversary dates of the Merger.

The estimated fair values of the assets acquired and liabilities assumed are based on information obtained from various sources including, the Company’s management and historical experience. The fair value of the intangible assets was determined using the income and the cost approaches. Key assumptions used in the determination of fair value include projected cash flows, subscriber attrition rates and discount rates between 8% and 14%.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Current assets acquired	$73,239
Property, plant and equipment	29,293
Other assets	30,535
Intangible assets (See Note 8)	1,062,300
Goodwill	878,450
Current liabilities assumed	(100,258)
Deferred income tax liability	(32,144)
Other liabilities	(5,777)

Total fair value of the assets acquired and liabilities assumed	$1,935,638

The Company is still finalizing the allocation of goodwill resulting from the Transactions. This goodwill is not deductible for income tax purposes. The change in the carrying amount of goodwill during the nine months ended September 30, 2013, is a result of the 2GIG Sale and the effect of foreign currency translation and certain income tax uncertainties.

Transaction Related Costs

The Company incurred costs associated with the Transactions of approximately $31,885,000 in the period from November 17, 2012 through December 31, 2012 and approximately $23,461,000 in the period from January 1, 2012 through November 16, 2012, $4,097,000 of which was incurred during the nine months ended September 30, 2012. These costs consist of accounting, investment banking, legal and professional fees and payments to employees directly associated with the Transactions and are included in the accompanying unaudited condensed consolidated statements of operations.

Smartrove Acquisition

On May 29, 2013, a wholly-owned subsidiary of the Company, Vivint Wireless, Inc. (“Vivint Wireless”), completed a 100% stock acquisition of Smartrove. Pursuant to the terms of the stock purchase agreement, Vivint Wireless acquired the business for aggregate cash consideration of $4,275,000, of which $870,000 is held in escrow. This strategic acquisition was made to provide Vivint Wireless with full ownership of certain intellectual property used in its operations.

The determination of the final purchase price is subject to potential adjustments, primarily related to the finalization of income taxes and the escrow amounts discussed above. The associated goodwill is not deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Net assets acquired from Smartrove	$3
Deferred income tax liability	(1,533)
Intangible assets (See Note 8)	4,040
Goodwill	1,765

Total fair value of the assets acquired and liabilities assumed	$4,275

Transaction Related Costs

During the nine months ended September 30, 2013, the Company incurred costs associated with the Smartrove Acquisition, which were not material, consisting of accounting, investment banking, legal and professional fees and payments to employees directly associated with the acquisition. These costs are included in the accompanying unaudited condensed consolidated statements of operations.

NOTE 3—BUSINESS COMBINATION

As described in Note 1, the Merger was completed on November 16, 2012 and was financed by a combination of equity invested by affiliates of The Blackstone Group, certain co-investors, the Company’s management and certain employees and borrowings under senior credit facilities. The Company’s management and certain employees invested approximately $155,160,000 in the form of a rollover of their equity in APX and 2GIG and cash investments were used to repay all outstanding borrowings under the Predecessor’s secured credit facilities, pay Predecessor shareholders, purchase equity units of Acquisition LLC and pay transaction fees and expenses. As part of the Merger, as of December 31, 2012, there was $28,428,000, held in escrow and presented as restricted cash in the accompanying financial statements for payments to employees that will be due in the next three years. At the time of the Transactions, approximately $54,300,000 was placed in escrow to cover potential adjustments to the total purchase consideration associated with general representations and warranties and adjustments to tangible net worth, in accordance with the terms of the Merger’s escrow agreement. This amount is included in the total purchase consideration discussed below. The remaining escrow balance, after all adjustments are made in accordance with the escrow agreement, are expected to be paid to the former Company shareholders no later than the second quarter of 2014. Because these amounts held in escrow are not controlled by the Company, they are not included in the accompanying consolidated balance sheets.

Purchase Consideration

The following table summarizes the preliminary purchase price consideration (in thousands):

Revolving line of credit	$10,000
Issuance of bonds, net of issuance costs	1,246,646
Contributed equity	713,821
Less: Transaction costs	(31,540)
Less: Net worth adjustment	(5,368)

Total purchase consideration	$1,933,559

Purchase Price Allocation

The preliminary purchase price of approximately $1,933,559,000 includes the purchase of all outstanding stock, settlement of the Predecessor’s debt, settlement of stock-based awards, payments to employees under long-term incentive arrangements, transaction fees and expenses and purchase of subscriber accounts held by third parties. Payments to employees consisted of payments to officers, employees and directors as change in control payments and special retention bonuses. On the date of the Transactions, the Company paid $28,428,000 or 50% of the amount due to employees under long-term incentive arrangements. The remaining 50% will be paid in two equal payments on the second and third anniversary dates of the Merger. In addition to the payments under these long-term incentive arrangements, the Company also incurred $48,586,000 of costs related to bonus and other payments to employees directly related to the Transactions. These employee expenses are included in total costs and expenses in the Predecessor Period Consolidated Statement of Operations.

The estimated fair values of the assets acquired and liabilities assumed are based on information obtained from various sources including, the Company’s management and historical experience. The fair value of the intangible assets was determined using the income and the cost approaches. Key assumptions used in the determination of fair value include projected cash flows, subscriber attrition rates and discount rates between 8% and 14%.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed (in thousands):

Current assets acquired	$73,239
Property, plant and equipment	29,293
Other assets	30,535
Intangible assets	1,062,300
Goodwill	876,371
Current liabilities assumed	(100,258)
Deferred income tax liability	(32,144)
Other liabilities	(5,777)

Total purchase price allocation	$1,933,559

The determination of the final purchase price and purchase price allocation is subject to potential adjustments, primarily related to the escrow amount discussed above and income taxes.

Goodwill resulting from the Transactions is not expected to be deductible for income tax purposes.

Transaction Related Costs

The Company incurred costs associated with the Transactions of approximately $31,885,000 in the Successor Period and approximately $23,461,000 in the Predecessor Period. These costs consist of accounting, investment banking, legal and professional fees and employee expenses directly associated with the Transactions and are included in the accompanying consolidated statements of operations.